Leases - Summary of Lease Assets and Lease Liabilities (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Mar. 01, 2020	Jan. 01, 2020	Dec. 31, 2019	Dec. 31, 2018
Leases [Abstract]
Operating lease	$ 4,334	$ 4,500	$ 619	$ 95
Finance leases				37
Total lease assets				132
Operating lease liability	0			108
Finance lease liabilities	8			6	$ 25
Total current liabilities				114
Operating lease liability	4,749			0
Finance lease liabilities	$ 25			31	$ 7
Total noncurrent liabilities				31
Total lease liabilities				$ 145